BUSINESS SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2023
BUSINESS SEGMENT INFORMATION
Segment revenue reconciles to statutory revenues from continuing operations

	2023	2022	2021
	$ million	$ million	$ million
Reportable segment revenue
Orthopaedics	2,214	2,113	2,156
Sports Medicine & ENT	1,729	1,590	1,560
Advanced Wound Management	1,606	1,512	1,496
Revenue from external customers	5,549	5,215	5,212

Disaggregation of revenue

	2023	2022	2021
	$ million	$ million	$ million
Revenue by product from continuing operations
Knee Implants	940	899	876
Hip Implants	599	584	612
Other Reconstruction	111	87	92
Trauma & Extremities	564	543	576
Orthopaedics	2,214	2,113	2,156
Sports Medicine Joint Repair	945	870	839
Arthroscopic Enabling Technologies	588	567	590
ENT (Ear, Nose and Throat)	196	153	131
Sports Medicine & ENT	1,729	1,590	1,560
Advanced Wound Care	725	712	731
Advanced Wound Bioactives	553	520	496
Advanced Wound Devices	328	280	269
Advanced Wound Management	1,606	1,512	1,496
Consolidated revenue from continuing operations	5,549	5,215	5,212

The following table shows the disaggregation of Group revenue by geographic market and product category. The disaggregation of revenue into the two product categories below reflects that in general the products in the Advanced Wound Management business unit are sold to wholesalers and intermediaries, while products in the other business units are sold directly to hospitals, ambulatory surgery centers and distributors. The further disaggregation of revenue by Established Markets and Emerging Markets reflects that in general our products are sold through distributors and intermediaries in the Emerging Markets while in the Established Markets, with the exception of the Advanced Wound Care and Bioactives products, which are in general sold direct to hospitals and ambulatory surgery centers. The disaggregation by Established Markets and Emerging Markets also reflects their differing economic factors including volatility in growth and outlook.

			2023			2022			2021
	Established Markets[1]	Emerging Markets	Total	Established Markets[1]	Emerging Markets	Total	Established Markets[1]	Emerging Markets	Total
	$ million	$ million	$ million	$ million	$ million	$ million	$ million	$ million	$ million
Orthopaedics, Sports Medicine & ENT	3,184	759	3,943	2,949	754	3,703	2,969	747	3,716
Advanced Wound Management	1,406	200	1,606	1,319	193	1,512	1,327	169	1,496
Total	4,590	959	5,549	4,268	947	5,215	4,296	916	5,212

1	Established Markets comprises the US, Australia, Canada, Europe, Japan and New Zealand.

Trading profit reconciles to operating profit

Segment trading profit is reconciled to the statutory measure below:

	2023	2022	2021
	$ million	$ million	$ million
Segment profit
Orthopaedics	398	383	367
Sports Medicine & ENT	503	472	459
Advanced Wound Management	472	436	474
Segment trading profit	1,373	1,291	1,300
Corporate costs	(403)	(390)	(364)
Group trading profit	970	901	936
Acquisition and disposal-related items[1]	(60)	(4)	(7)
Restructuring and rationalisation expenses	(220)	(167)	(113)
Amortisation and impairment of acquisition intangibles[1]	(207)	(205)	(172)
Legal and other[1]	(58)	(75)	(51)
Group operating profit	425	450	593

Assets and liabilities by geographic location

	2023	2022	2021
	$ million	$ million	$ million
United Kingdom	525	487	541
United States of America	3,692	3,918	4,125
Other	1,397	1,387	1,447
Total non-current assets of the consolidated Group[1]	5,614	5,792	6,113

1	Non-current assets exclude retirement benefit assets and deferred tax assets.